Fair Value Measurements (Tables)	12 Months Ended
Feb. 28, 2019
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Company's Level 3 Assets
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended February 28, 2019 and February 28, 2018:

Level 3
Balance at February 28, 2017	$20
Principal repayments	—
Balance at February 28, 2018	20
Principal repayments	(1)
Balance at February 28, 2019	$19